USDC	12 Months Ended
Dec. 31, 2025
Usdc
USDC
5.	USDC

	As of December 31,
	2024	2025
	(in thousands)
USDC	1,690	665

As of December 31, 2024 and 2025, the Company held 1,690,000 and 665,000 USDC, respectively. The fair value of USDC were kept at $1.00 because one USDC is pegged to one U.S. dollar.

The following table presents additional information about USDC for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	(in thousands)
Opening balance	—	1,690
Collection of USDC from sales of mining products	2,328	2,861
Collection of USDC from exchange of USDT	43,525	7,131
Exchange of USDC into USD	(44,171)	(10,997)
Payment of services fees and other expenses	(8)	—
Foreign exchange gain	16	(20)
Ending balance	1,690	665